Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Summary of Right of Use Assets
The following right-of-use assets relate to right-of-use real estate:

As at	March 31, 2020
$
Beginning balance as at April 1, 2019	6,509
Additions	7,262
Terminations	(381)
Depreciation	(2,090)
Lease inducement allowance	3
Exchange rate effect	189
Ending balance	11,492

Summary of Lease Liabilities
Lease liabilities

As at	March 31, 2020
$
Beginning balance as at April 1, 2019	6,668
Additions	7,257
Terminations	(381)
Lease payments	(2,129)
Lease incentives	1,249
Lease interest	375
Exchange rate effect	193
Ending balance	13,232
Current portion	1,559
11,673

Contractual Lease Payments Under Lease Liabilities
Contractual lease payments under the lease liabilities as at March 31, 2020 are as follows:

As at	March 31, 2020
$
Less than one year	2,020
One to two years	2,018
Two to five years	6,464
More than five years	5,589
Total undiscounted lease payments at period end	16,091

Amounts Recognized in Net Loss	Amounts recognized in net loss

Year ended	March 31, 2020
$
Interest on lease liabilities	375
Expenses relating to short-term leases	122
Variable lease payments	1,134
1,631